Sales Concentration (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Concentration Risk [Line Items]
Sales Revenue, Goods, Net	$ 550,000	$ 820,000
Concentration Risk, Geographic	The geographic breakdown of net product sales was as follows: 100% U.S.	The geographic breakdown of net product sales was as follows: 86% U.S. and 14% foreign.
Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Customer	two	three
Concentration Risk, Percentage	66.00%	69.00%
U.S. Concentration Risk, Percentage	100.00%	86.00%
Foreign Concentration Risk Percentage		14.00%
Maximum [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%